Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues		$ 316	$ 392
Research and development expenses		(2,885)	(3,417)
General and administrative expenses		(1,525)	(1,471)
Operating loss		(4,094)	(4,496)
Financial income, net		137	276
Comprehensive loss		$ (3,957)	$ (4,220)
Basic net loss per share (in Dollars per share)		$ 0	$ 0
Weighted average number of ordinary shares used in computing basic net loss per share (in Shares)	[1]	1,821,304,184	1,202,110,110

[1]	Including ordinary shares held in abeyance.